Organization and Principal Activities - Schedule of Subsidiary Companies (Parentheticals) (Details) - 12 months ended Mar. 31, 2026		HKD ($)	USD ($)
Reitar Logtech Engineering Limited (formerly known as Kamui Group Holdings Limited) [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Sep. 15, 2022	Sep. 15, 2022
Issued share capital			$ 202
Kamui Development Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Oct. 24, 2022	Oct. 24, 2022
Issued share capital		$ 1
KLA-iBotics Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		May 20, 2025	May 20, 2025
Issued share capital
Ownership percentage	[1]	30.00%	30.00%
Kamui Cold Chain Engineering & Service Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Oct. 26, 2015	Oct. 26, 2015
Issued share capital		$ 100
Kamui Logistics Automation System Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Jan. 22, 2013	Jan. 22, 2013
Issued share capital		$ 10,000
Jingxing Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Apr. 29, 2025	Apr. 29, 2025
Issued share capital		$ 7,000
Acquired date		May 30, 2025	May 30, 2025
Jingxing Storage Equipment Engineering (H.K.) Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Jan. 14, 2000	Jan. 14, 2000
Issued share capital		$ 1,000
Acquired date		May 30, 2025	May 30, 2025
Kamui Construction & Engineering Group Limited (formerly known as Window King Limited) [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Dec. 16, 2016	Dec. 16, 2016
Issued share capital		$ 1
Vincit EngTech Co., Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Jul. 14, 2023	Jul. 14, 2023
Issued share capital		$ 1,000
Ownership percentage		75.00%	75.00%
Reitar Capital Partners Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		May 11, 2020	May 11, 2020
Issued share capital			$ 100
Reitar Logtech Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Jun. 03, 2020	Jun. 03, 2020
Issued share capital		$ 100
Reitar Cold Chain Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Feb. 26, 2021	Feb. 26, 2021
Issued share capital		$ 100
Reitar Properties Leasing Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Mar. 01, 2022	Mar. 01, 2022
Issued share capital		$ 100
Reithub Consulting Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Feb. 28, 2022	Feb. 28, 2022
Issued share capital		$ 100
Reitar Asset Management Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Jun. 14, 2022	Jun. 14, 2022
Issued share capital		$ 100
Cogen Advisory Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Sep. 01, 2022	Sep. 01, 2022
Issued share capital		$ 100
Ownership percentage		51.00%	51.00%
Cogen Investment (WS) Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Feb. 01, 2023	Feb. 01, 2023
Issued share capital		$ 100
Cogen Operation Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Sep. 30, 2022	Sep. 30, 2022
Issued share capital		$ 10,000
Acquired date		May 15, 2023	May 15, 2023
Winner Logistics Network Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Aug. 01, 2024	Aug. 01, 2024
Issued share capital		$ 10,000
Ownership percentage		51.00%	51.00%
Acquired date		Nov. 15, 2024	Nov. 15, 2024
A.R.E. Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		May 22, 2025	May 22, 2025
Issued share capital			$ 100
Ownership percentage		51.00%	51.00%
A.R.E. CommTech Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Jun. 02, 2025	Jun. 02, 2025
Issued share capital		$ 1
Pine Forest Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Jul. 09, 2025	Jul. 09, 2025
Issued share capital		$ 100
Pine Forest Holdings Limited One [Member]
Schedule of Subsidiary Companies [Line Items]
Issued share capital		$ 100
Acquired date		Jun. 03, 2020	Jun. 03, 2020
Smart Pointer Legtech Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Apr. 29, 2025	Apr. 29, 2025
Issued share capital		$ 7,000
Zhen Origin Foodtech Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Sep. 03, 2025	Sep. 03, 2025
Issued share capital		$ 10,000
FTT Rich Harvest Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Sep. 16, 2025	Sep. 16, 2025
Issued share capital		$ 100
FTT Rich Harvest NutriChoice Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Jan. 15, 2026	Jan. 15, 2026
Issued share capital		$ 100
Ziyu Group Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Oct. 13, 2025	Oct. 13, 2025
Issued share capital			$ 100
Ziyu Food Labs Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Oct. 23, 2025	Oct. 23, 2025
Issued share capital		$ 100
AgroSmart Chain Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Dec. 11, 2025	Dec. 11, 2025
Issued share capital		$ 100
You You Culture Group Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Jan. 15, 2026	Jan. 15, 2026
Issued share capital		$ 100
LMT Holdings Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Incorporated date		Mar. 26, 2026	Mar. 26, 2026
Issued share capital			$ 100

[1]	Although the Company holds 30% of the equity interests in KLA-iBotics Holdings Limited, the Company exercises control over through its ownership of 100% of the Class B Ordinary Shares, each carrying twenty votes per share, compared to one vote per Class A Ordinary Share. As a result, the Company holds approximately 89.55% of the total voting power and has the ability to direct the activities that most significantly affect KLA-iBotics Holdings Limited’ economic performance. Accordingly, the Company has a controlling financial interest in KLA-iBotics Holdings Limited under ASC 810, Consolidation, and therefore consolidates Kamui Logistics Automation System Limited and Jingxing Holdings in its consolidated financial statements.